Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Cash flows from operating activities:
Net loss	$ (4,236,173)	$ (5,432,893)	$ (1,466,690)	$ (441,745)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation of property and equipment	69,021	88,520	97,036	117,288
Write off of property and equipment				18,975
Gain on disposal of property and equipment			(37,433)
Gain on early termination	(206,455)	(264,777)
Amortization of right-of- use assets	897,308	1,150,798	1,160,376	728,015
Write off sundry debtor	37,497	48,090
Change in operating assets and liabilities:
Decrease in accounts receivables	54,749	70,216	274,169	105,869
Decrease /(increase) in related parties	(613,689)	(787,056)	1,009,249	507,793
Decrease in amount due to shareholders	(1,036,659)	(1,329,516)	(1,376,650)
(Increase) /decrease in inventories	(1,074)	(1,378)	17,156	(40,192)
(Increase) /decrease in deposits, prepayments and other receivables	(5,443,131)	(6,980,816)	2,059,544	715,036
(Decrease) /increase in accounts payables, accruals and other current liabilities	(160,279)	(205,557)	(11,003)	425,764
Decrease in operating lease liabilities	(747,828)	(959,090)	(1,086,774)	(728,015)
Income tax receivable			(33,986)	(73,732)
Net cash (used in) /provided by operating activities	(11,386,713)	(14,603,459)	604,994	1,335,056
Cash flows from investing activities:
Purchase of property and equipment	(5,559)	(7,130)	(10,350)	(44,958)
Proceed on disposal of plant and equipment			68,421
Net cash (used in)/provided by investing activities	(5,559)	(7,130)	58,071	(44,958)
Cash flows from financing activities:
Repayment of bank borrowings	(589,616)	(756,182)	(671,382)	(387,122)
Repayment of finance lease	(31,909)	(40,923)	(74,973)	(57,000)
Investment	13,498,202	17,311,444
Dividend paid				(870,000)
Net cash (used in) /provided by financing activities	12,876,677	16,514,339	(746,355)	(1,314,122)
Net change in cash and cash equivalent	1,484,405	1,903,750	(83,290)	(24,024)
BEGINNING OF YEAR	26,696	34,237	117,527	141,551
END OF YEAR	1,511,101	1,937,987	34,237	117,527
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes			1,813	73,732
Cash paid for interest	$ 76,064	$ 97,552	$ 165,151	$ 134,430